Summary of Significant Accounting Policies - Additional Information (Details)	1 Months Ended	6 Months Ended	12 Months Ended
	Oct. 31, 2019	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) Segment shares	Dec. 31, 2019 USD ($) shares
Summary Of Significant Accounting Policies [Line Items]
Number of reportable segment | Segment			1
Number of operating segment | Segment			1
Sublease, expiration period	2022-05		2022-05
Impairment of long-lived assets			$ 0	$ 0
Number of shares issued under share based compensation | shares			0	0
Deferred offering costs				$ 366,000
ASU 2019-12
Summary Of Significant Accounting Policies [Line Items]
Change in Accounting Principle, Accounting Standards Update, Adopted [true false]			true
Change in Accounting Principle, Accounting Standards Update, Adoption Date			Jan. 01, 2020
Change in Accounting Principle, Accounting Standards Update, Immaterial Effect [true false]			true
ASU 2018-13
Summary Of Significant Accounting Policies [Line Items]
Change in Accounting Principle, Accounting Standards Update, Adopted [true false]			true
Change in Accounting Principle, Accounting Standards Update, Adoption Date			Jan. 01, 2020
Change in Accounting Principle, Accounting Standards Update, Immaterial Effect [true false]			true
ASU 2016-13
Summary Of Significant Accounting Policies [Line Items]
Change in Accounting Principle, Accounting Standards Update, Adopted [true false]			true
Change in Accounting Principle, Accounting Standards Update, Adoption Date			Jan. 01, 2020
Change in Accounting Principle, Accounting Standards Update, Immaterial Effect [true false]			true
Initial Public Offering
Summary Of Significant Accounting Policies [Line Items]
Deferred offering costs offset against IPO proceeds in additional paid-in capital		$ 4,100,000